Shareholder Report, Holdings (Details) - M3Sixty Small Cap Growth Fund - Institutional Class	May 31, 2025
Ensign Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
OSI Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
Sterling Infrastructure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
Globus Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
A10 Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
Performance Food Group Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
Lithia Motors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
MasTec, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
Glacier Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	23.49%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	3.91%
Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	22.27%
Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.37%
Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	21.26%
Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.75%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.59%
Financials [Member]
Holdings [Line Items]
Percent of Total Investments	8.04%
Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.45%